Schedule of operating lease cost and supplemental cash flow information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities	$ 10,722	$ 10,722
Weighted average remaining lease term - operating leases (in years)	5 years 10 days	5 years 10 days
Minimum [Member]
Average discount rate - operating leases	6.35%	6.35%
Maximum [Member]
Average discount rate - operating leases	6.60%	6.60%